Significant Accounting Policies (Earnings Per Share - Effects of dilutive options and warrants) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic EPS
Income					$ 1,429,000	$ 1,670,000	$ 1,456,000	$ 1,607,000	$ 5,918,340	$ 6,161,767	$ 5,675,927
Shares	2,947,235	2,945,474	2,945,474	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,945,918	2,944,001	2,944,001
Per Share Amounts	$ 0.31	$ 0.65	$ 0.50	$ 0.55	$ 0.49	$ 0.57	$ 0.49	$ 0.55	$ 2.01	$ 2.09	$ 1.93
Effect of Diluted Securities:
Senior Convertible Debentures									303,200	304,200	304,200
Senior Convertible Debentures (per Share)									$ (0.10)	$ (0.10)	$ (0.09)
Weighted Average Number of Shares, Restricted Stock										371
Diluted EPS
Income									$ 6,219,679	$ 6,463,533	$ 5,977,693
Shares	3,251,598	3,252,436	3,253,559	3,248,201	3,248,790	3,248,526	3,248,444	3,248,442	3,250,069	3,248,572	3,248,312
Per Share Amounts	$ 0.30	$ 0.61	$ 0.48	$ 0.52	$ 0.46	$ 0.54	$ 0.47	$ 0.52	$ 1.91	$ 1.99	$ 1.84
Dilutive Securities, Effect on Basic Earnings Per Share, Dilutive Convertible Securities									$ 301,339	$ 301,766	$ 301,766
Weighted Average [Member]
Diluted EPS
Share Price	$ 29.05				$ 23.02				$ 29.05	$ 23.02	$ 18.61